ING Investors Trust

ING Van Kampen Real Estate Portfolio (“Portfolio”)

Supplement dated February 13, 2009

to the Adviser Class (“ADV Class “), Institutional Class (“Class I”), Service Class “(“Class S”) and Service 2 Class Prospectuses

each dated April 28, 2008

IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

On January 30, 2009, the Board of Trustees of ING Investors Trust approved a change in the sub-adviser for the Portfolio from Morgan Stanley Investment Management, Inc. doing business in certain instances as “Van Kampen” to ING Clarion Real Estate Securities L.P. (“ING Clarion”), subsequent changes to the Portfolio’s investment objective and principal investment strategies, a name change for the Portfolio and a change in a sub-advisory fee for the Portfolio. ING Clarion will begin to manage the Portfolio on or about May 1, 2009, pursuant to an interim sub-advisory agreement until a shareholder meeting to seek approval of a new sub-advisory agreement with ING Clarion can be held. A proxy statement is expected to be mailed to shareholders on or about May 18, 2009 and a special meeting of shareholders is expected to be held on or about July 9, 2009.

Effective May 1, 2009, the ADV Class, Class I, Class S and Service 2 Class C Prospectuses are supplemented as follows:

1.               All references to “ING Van Kampen Real Estate Portfolio” are hereby deleted and replaced with “ING Clarion Real Estate Portfolio.”

2.               The information pertaining to the Portfolio in the section entitled “Introduction – Portfolios and Sub-Advisers” on page 3 of the ADV Class, Class I, Class S and Service 2 Class Prospectuses is deleted in its entirety and replaced with the following:

ING Clarion Real Estate Portfolio – ING Clarion Real Estate Securities L.P.

3.               The sub-sections entitled “Sub-Adviser,” “Investment Objectives,” “Principal Investment Strategies” and “Principal Risks” under the section entitled “Description of the Portfolios – ING Van Kampen Real Estate Portfolio” beginning on page 52 of the ADV Class Prospectus, beginning on page 51 of the Class I Prospectus, beginning on page 55 of the Class S Prospectus and beginning on page 49 of the Service 2 Class Prospectus are hereby deleted in their entirety and replaced with the following:

Sub-Adviser

ING Clarion Real Estate Securities L.P.

Investment Objective

Total return.  The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITS”) and real estate companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry.  A company shall be considered to be “principally engaged” in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.

The Sub-Adviser’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to product a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Sub-Adviser may invest in companies of any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

The Portfolio also may invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a single issuer.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations and exemptive orders thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk

Diversification Risk

Equity Securities Risk

Inability to Sell Securities Risk

Industry Concentration Risk

Initial Public Offerings Risk

Manager Risk

Market and Company Risk

Other Investment Companies Risk

Portfolio Turnover Risk

Real Estate Investment Trusts Risk

Rule 144 Risk

Sector Risk

Securities Lending Risk

4.                           The section entitled “Description of the Portfolios – ING Van Kampen Real Estate Portfolio – more on the Sub-Adviser” beginning on page 54 of the ADV Class Prospectus, on page 53 of the Class I Prospectus, on page 57 of the Class S Prospectus and on page 52 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

Founded in 1969, ING Clarion Real Estate Securities L.P. (“ING CRES” or “Sub-Adviser”), a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of ING CRES is 201 King of

Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2008, were valued at approximately $11 billion.

The following individuals are jointly responsible for the day-today management of ING Clarion Real Estate Portfolio:

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager, has 24 years of real estate investment management experience. Mr. Ferguson has co-managed the Portfolio since May 1, 2009. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith has co-managed the Portfolio since May 1, 2009. Mr. Smith joined ING CRES in 1997 and has 18 years of real estate investment management experience.

5.                           Footnote (2) on page 54 of the ADV Class Prospectus, footnote (2) on page 53 of the Class I Prospectus, footnote (1) on page 57 of the Class S Prospectus and footnote (2) on page 51 of the Service 2 Class Prospectus are hereby deleted in its entirety and replaced with the following:

Effective May 1, 2009 ING Clarion began serving as the Sub-Adviser to the Portfolio and the Portfolio’s investment objective and principal investment strategies changed. Van Kampen served as the Sub-Adviser to the Portfolio from December 17, 2001 to April 30, 2009.  Performance prior to May 1, 2009 is attributable to different sub-advisers.

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ING Investors Trust

ING Van Kampen Real Estate Portfolio (“Portfolio”)

Supplement dated February 13, 2009

to the Adviser (“ADV”) Class, Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class

Statement of Additional Information (“SAI”) dated April 28, 2008

IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

On January 30, 2009, the Board of Trustees of ING Investors Trust approved a change in the sub-adviser for the Portfolio from Morgan Stanley Investment Management, Inc. d/b/a “Van Kampen” to ING Clarion Real Estate Securities L.P. (“ING Clarion”), subsequent changes to the Portfolio’s principal investment strategies, a name change for the Portfolio and a change in the sub-advisory fee. ING Clarion will begin to manage the Portfolio on or about May 1, 2009 until a shareholder meeting to seek approval of a new sub-advisory agreement with ING Clarion can be held. A proxy statement is expected to be mailed to shareholders on or about May 18, 2009 and a special meeting of shareholders is expected to be held on or about July 9, 2009.

Effective May 1, 2009, the SAI will be supplemented to reflect the following:

1.                                       All references to “ING Van Kampen Real Estate Portfolio,” “Van Kampen Real Estate Portfolio” and “Van Kampen Real Estate” are hereby deleted and replaced with “ING Clarion Real Estate Portfolio,” “Clarion Real Estate Portfolio” and “Clarion Real Estate,” respectively.

2.                                       All references to Morgan Stanley Investment Management, Inc and Van Kampen are hereby deleted and replaced with ING Clarion Real Estate Securities L.P.

3.                                       The section entitled “Non-Fundamental Investment Policies – Van Kampen Real Estate” is deleted in its entirety and replaced with the following:

Clarion Real Estate

The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and real estate companies.

4.                                       The section entitled “Sub-Advisers – Sub-Advisory Fees – Morgan Stanley Investment Management Inc. d/b/a Van Kampen – ING Van Kampen Real Estate” on page 143 is deleted in its entirety and replaced with the following:

Sub-Adviser	Portfolio	Sub-Advisory Fee
ING Clarion Real Estate Securities L.P.	ING Clarion Real Estate(12)

0.400% on the first $200 million of the Portfolio’s average daily net assets; 0.350% on the next $550 million of the Portfolio’s average daily net assets; and 0.320% of the Portfolio’s average daily net assets in excess of $750 million

5.                                       Footnote (1) under the table in the section entitled “Sub-Advisers – Sub-Advisory Fees” on page 145 is hereby amended to add the following sentence:

As of May 1, 2009, ING Van Kampen Real Estate Portfolio is known as ING Clarion Real Estate Portfolio.

6.                                       The following footnote (12) is being added to the table in the section entitled “Sub-Advisers – Sub-Advisory Fees” on page 145:

Effective May 1, 2009 ING Clarion Real Estate Portfolio will be sub-advised by ING Clarion Real Estate Securities L.P.  Van Kampen served as the Sub-Adviser to ING Clarion Real Estate Portfolio (formerly, ING Van Kampen Real Estate Portfolio) from December 17, 2001 to April 30, 2009.

7.                                       The information pertaining to ING Van Kampen Real Estate in the table under the section entitled “Sub-Advisers – Total Sub-Adviser Fees Paid” beginning on page 146 is deleted in its entirety and replaced with the following:

Sub-Adviser	2007		2006		2005
ING Clarion Real Estate Securities L.P.
ING Clarion Real Estate	$4,989,413	(9)	$4,502,876	(9)	$3,428,681	(9)

8.                                       Footnote (1) under the table in the section entitled “Sub-Advisers – Total Sub-Adviser Fees Paid” on page 148 is amended to add the following sentence:

On May 1, 2009, ING Van Kampen Real Estate Portfolio will change its name to ING Clarion Real Estate Portfolio.

9.                                       The following footnote (9) is being added to the table in the section entitled “Sub-Advisers –Total Sub Adviser Fees Paid” on page 148:

Effective May 1, 2009, ING Clarion Real Estate Portfolio will be sub-advised by ING Clarion Real Estate Securities L.P.  From December 17, 2001 to April 30, 2009, the Portfolio was sub-advised by Van Kampen, which received the fees set out in the table above through the period ending December 31, 2007.

10.                                 The section entitled “Other Information About Portfolio Managers – ING Van Kampen Real Estate Portfolio” on page 226 is deleted in its entirety and replaced with the following:

ING Clarion Estate Portfolio

Sub-Adviser

ING Clarion Real Estate Securities L.P. (“INGCRES”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2008:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts*	Total Assets (in billions)	Number of Accounts**	Total Assets (in billions)
T. Ritson Ferguson, CFA	24	$8.29	27	$1.47	75	$1.87
Joseph P. Smith, CFA	20	$7.89	27	$1.47	65	$1.84

*   11 Accounts with total assets of $600m have a performance-based fee.

** Includes 3 non-affiliated separate account institutional clients with performance-based fees.

Potential Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflict may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.

Compensations Structure of Portfolio Managers

There are three pieces of compensation for portfolio managers – based salary, annual bonus and deferred compensation awards.  Base salary is reviewed annually and fixed for each year at market competitive levels.  Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. Portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Fund.  With respect to the Fund, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate Securities Index.  Compensation is not based on the level of Fund assets.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2008, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

T. Ritson Ferguson, CFA	None
Joseph T. Smith, CFA	None

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